                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1998

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Kemper Municipal Bond Fund
Kemper Intermediate Municipal Bond Fund

Offering investors the opportunity for as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital

KEMPER
NATIONAL TAX-FREE INCOME SERIES

            "...Midway into October, after the Federal Reserve Board
          (the Fed) met and did not raise rates and as the Southeast
            Asian problems continued to heat up, we lengthened the
              funds' durations to a neutral to long position...
                        The strategy worked well....."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
6
TERMS TO KNOW
7
SHAREHOLDERS' MEETING
8
PORTFOLIO STATISTICS
10
PORTFOLIO OF INVESTMENTS
27
FINANCIAL STATEMENTS
29
NOTES TO FINANCIAL STATEMENTS
34
FINANCIAL HIGHLIGHTS

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE
INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1998
(UNADJUSTED FOR ANY SALES CHARGE)

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                 [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                 4.11%
CLASS B                                                 3.67%
CLASS C                                                 3.66%
LIPPER GENERAL MUNICIPAL DEBT CATEGORY AVERAGE*         3.73%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                                 3.44%
CLASS B                                                 3.04%
CLASS C                                                 3.08%
LIPPER INTERMEDIATE MUNICIPAL DEBT CATEGORY AVERAGE*    3.00%
--------------------------------------------------------------------------------

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. THE FUNDS ARE COMPARED TO THEIR RESPECTIVE LIPPER CATEGORIES AS FOLLOWS: GENERAL MUNICIPAL DEBT AND INTERMEDIATE MUNICIPAL DEBT.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------

                                     AS OF     AS OF
                                    3/31/98   9/30/97
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS A                              $10.40    $10.46
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS B                              $10.38    $10.44
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS C                              $10.41    $10.47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------

                                     AS OF     AS OF
                                    3/31/98   9/30/97
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS A                    $10.37    $10.31
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS B                    $10.37    $10.31
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS C                    $10.37    $10.31
--------------------------------------------------------------------------------

KEMPER NATIONAL TAX-FREE INCOME FUNDS
LIPPER RANKINGS*
--------------------------------------------------------------------------------

 COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES

--------------------------------------------------------------------------------
 KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                 CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
    1-YEAR       #62 OF 237 FUNDS     #144 OF 237 FUNDS    #154 OF 237 FUNDS
--------------------------------------------------------------------------------
    5-YEAR       #17 OF 120 FUNDS     N/A                  N/A
--------------------------------------------------------------------------------
    10-YEAR      #16 OF 71 FUNDS      N/A                  N/A
--------------------------------------------------------------------------------
    15-YEAR      #6 OF 35 FUNDS       N/A                  N/A
--------------------------------------------------------------------------------
    20-YEAR      #6 OF 23 FUNDS       N/A                  N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                 CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
    1-YEAR       #44 OF 140 FUNDS     #83 OF 140 FUNDS     #87 OF 140 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF MARCH 31, 1998.
--------------------------------------------------------------------------------

 KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTHS INCOME:       $.2622    $.2165    $.2183
--------------------------------------------------------------------------------
    MARCH DIVIDEND:          $.0485    $.0402    $.0401
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       5.60%     4.65%     4.62%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.98%     3.29%     3.28%
--------------------------------------------------------------------------------
    TAX EQUIVALENT
    YIELD:                    6.33%     5.23%     5.21%
--------------------------------------------------------------------------------

 BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%.
--------------------------------------------------------------------------------
 KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTHS INCOME:       $.2262    $.1855    $.1858
--------------------------------------------------------------------------------
    MARCH DIVIDEND:          $.0421    $.0343    $.0339
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.87%     3.97%     3.92%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.41%     2.71%     2.73%
--------------------------------------------------------------------------------
    TAX EQUIVALENT
    YIELD:                    5.42%     4.31%     4.34%
--------------------------------------------------------------------------------

 BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%.

 + +Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 1998. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended March 31, 1998 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and a marginal federal income tax rate of 37.1 percent. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[SILVA'S PHOTO]

  DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS. HE IS ALSO A MEMBER OF THE INVESTMENT POLICY AND STRATEGY COMMITTEE FOR KEMPER FUNDS.
  SILVIA HOLDS A BACHELOR OF ARTS AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.
  SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $200 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPLEXES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

Stable economic growth, low interest rates and sustained lower inflation have continued to produce a beneficial market environment for investors in the second quarter of 1998. Despite heightened sensitivity to earnings estimates and announcements, the market continued to support financial assets. We can expect this favorable climate to continue--in spite of the sensitivity--at least over the shorter term.
  As always, expectations have been at the heart of the actions and reactions that move the markets. Expectations appear to be high, as demonstrated by a record flow of new cash--$37.5 billion--into mutual funds in March. This record flow surpassed the prior monthly record of $32.7 billion in net mutual fund investing set in January 1996. Two years ago, many experts were concerned that the bull market was close to being on its last legs. Quite remarkably today, investors are still betting on equities. Nearly 75 percent of the new cash flowing into mutual funds in March went into stock funds, according to the Investment Company Institute, a trade organization that monitors the mutual fund industry.
  Unfortunately, high expectations often combine with high anxiety--today's investors are attuned to even the smallest hint of economic change. The result is volatility. Many who believe that our long-running bull market is too good to be true or that stock prices are too high are wondering when the market will reverse.
  While a reversal may not be on the immediate horizon, investors are wise to watch for several signs that change is underway: rising prices, indicating higher inflation; repercussions of the Asian economic crisis on American business, which could appear in the form of reduced earnings; and a continued widening of our trade deficit, a serious imbalance caused by heightened American demand for foreign goods and services.
  On Monday, April 27, expectations were tested by reports that the Federal Reserve Board (Fed) was considering a hike in interest rates. The markets reacted immediately to this news, driving stock prices downward. Ultimately, we do not anticipate that an interest rate hike will materialize in the second quarter; however, the Fed's monetary policy meeting shortly after the release of this overview will provide more information.
  Our positive outlook for this quarter is based primarily on the current resiliency of our marketplace. The United States appears to be firmly planted in the middle of an economic cycle, with no evidence of detrimental pressures that might be associated with the market's phenomenal growth. We are not seeing price increases for goods and services or a downturn in the housing market, both of which we might expect late in an economic cycle.
  Equities have continued to reward investors. The U.S. stock market, as measured by the Standard & Poor's 500, gained nearly 14 percent in the first quarter of 1998 and returned more than 15 percent year-to-date as of April 30. Bonds have also rewarded investors in terms of real return, which is total return less the rate of inflation. The high yield and corporate debt fixed-income markets also have performed well.
  U.S. economic growth, as measured by the gross domestic product (GDP) growth rate, was slightly above 4 percent for the first quarter. Our general expectation for the year is that growth will increase between 2.5 and 3 percent over last year. In other words, the economy will remain strong, but will slow down as the year progresses.
  Consumer spending and corporate fixed investments have fueled the economy's solid growth. Spending on both capital goods and high technology has been strong. Corporate profits have grown between 5 and 10 percent, which appears to be acceptable in an environment of stable interest rates. U.S. employment growth has ranged from 2 to 2.25 percent, continuing to exceed expectations. Consumer confidence has continued to hit near all-time highs. The increase in output prices, an indicator of inflation measured by the Consumer Price Index (CPI), has remained at 1.5 to 2 percent.
  Adding to the good news, all seems to be quiet on the domestic policy front. At the end of February, the U.S. federal budget deficit essentially vanished. Recent efforts to reduce the deficit, combined with higher federal revenues due to the robust economy, have left us with an expected budget surplus of $40 billion to $50 billion for fiscal 1998. To date, our Democratic president and Republican Congress have not agreed on any significant legislation regarding tax credits, spending cuts or health care that could threaten the newfound federal budget surplus.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.
  The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]



                             NOW (4/30/98)   6 MONTHS AGO    1 YEAR AGO    2 YEARS AGO
10-YEAR TREASURY RATE(1)           5.64          5.88           6.71          6.74
PRIME RATE(2)                      8.5           8.5            8.5           8.25
INFLATION RATE(3)*                 1.38          2.08           2.43          2.9
THE U.S. DOLLAR(4)                 3.92          9.65           6.55          8.51
CAPITAL GOODS ORDERS(5)*          10.89         11.72           8.17          6.82
INDUSTRIAL PRODUCTION(5)*          4.27          5.77           4.72          3.49
EMPLOYMENT GROWTH(6)*              2.59          2.36           2.27          1.78


(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces as investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

 *   Data as of March 31, 1998.

  Can we expect a little more excitement from overseas? A full-scale global recession from last year's Asian economic crisis seems unlikely at this point. The crisis has yet to hurt most U.S. businesses and investors. Quite the contrary. While the mere threat of repercussions from the Asian crisis added to the anxiety mentioned earlier, it has also had the effect of keeping U.S. interest rates and prices in check, making the U.S. economy all the more attractive to investors around the world.
  In the global economy, the U.S. dollar continues to appreciate in value compared to other currencies. In fact, more capital is flowing into U.S. markets as investors generally avoid Asia. Europe has also been benefiting from the crisis. Canada, which is a commodity-producing exporter, has been somewhat negatively affected as commodity prices have fallen.
  Other major developments abroad include the final selection of countries to participate in Europe's single currency next year. Many European countries are adopting more restrictive fiscal policy and reducing inflation in anticipation of the momentous European Economic and Monetary Union (EMU). But after the EMU is established in 1999, tensions may indeed mount as countries work to adapt to the new structure.
  As we approach the turn of the century, one caveat remains: Don't underestimate the potential of the Year 2000 computer code problem. It appears that a significant number of federal government agencies will not meet the criteria necessary to avoid the problem. Many businesses are revealing that billions of dollars are being spent on the situation. Some experts say a global recession is in store. Others adamantly disagree. In any event, we may indeed see a reduction in capital spending toward the end of 1998 and the first half of next year as companies focus on fixing existing computers rather than on purchasing new equipment. We'll keep you posted!
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

JOHN E. SILVIA
May 8, 1998

PERFORMANCE UPDATE

[MIER PHOTO]
CHRISTOPHER MIER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1986 AND IS A MANAGING DIRECTOR. MIER WAS A VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER NATIONAL TAX-FREE INCOME SERIES FOR THE PERIOD ENDED MARCH 1998. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE HIS M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

[ASHTON PHOTO]
M. ASHTON PATTON HAS BEEN THE LEAD PORTFOLIO MANAGER OF THE KEMPER INTERMEDIATE MUNICIPAL BOND FUND SINCE MARCH 1998. MS. PATTON JOINED SCUDDER KEMPER INVESTMENTS IN 1990 AND IS A SENIOR VICE PRESIDENT. MS. PATTON RECEIVED A B.A. FROM DUKE UNIVERSITY AND IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND EXPERIENCED STRONG PERFORMANCE DURING THE SIX-MONTH PERIOD AGAINST A BACKDROP OF RECORD LOW INFLATION, HIGH NEW ISSUE VOLUME AND THE ASIAN MARKETS AND CURRENCIES CRISIS. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THESE FACTORS AFFECTED THE FUNDS AND MUNICIPAL MARKET AND WHAT HE EXPECTS FOR THE REMAINDER OF THE FUNDS' FISCAL YEARS.

Q     THE FUNDS' PERFORMANCE WAS CONSISTENTLY STRONG IN THE SIX-MONTH PERIOD
ENDED MARCH 31, 1998. WHAT WAS THE OVERALL MARKET ENVIRONMENT DURING THOSE SIX MONTHS?

A     The municipal bond market was affected by four factors during the period:
strong economic growth, lower-than-expected inflation, declining interest rates and, lastly, the Southeast Asian currency and market crisis.

Q     WHAT PART DID THE ASIAN CRISIS PLAY IN THE BOND MARKET OVER THIS PERIOD?

A     When the Hong Kong stock market followed other Asian markets and crashed in October, investors worldwide sought safe investment vehicles. U.S. dollar and dollar-denominated investments, particularly those of high quality and liquidity, such as U.S. Treasuries, experienced a massive cash inflow. This is generally referred to as "flight to quality." The municipal bond market, which often moves in tandem with the Treasury market, benefited from this declining interest rate environment.

Q     HOW WERE THE FUNDS POSITIONED DURING THIS SIX-MONTH PERIOD?

A     We positioned Kemper Municipal Bond Fund and Kemper Intermediate Municipal
Bond Fund with neutral to short durations going into this six-month period. We were watching for indications of strengthening inflation and also what the Federal Reserve Board (the Fed) might do with interest rates.
  Midway into October, after the Fed met and did not raise rates and as the Southeast Asian problems continued to heat up, we lengthened the funds' durations to a neutral to long position. The funds performed well in October. We kept the funds positioned neutral to long into November and December as well.
  The strategy worked well. Kemper Municipal Bond Fund Class A shares (unadjusted for any sales charge) returned 4.11 percent for the six-month period ended March 31, 1998, versus its Lipper peer group average, which was 3.73 percent. Kemper Intermediate Municipal Bond Fund Class A shares (unadjusted for any sales charge) returned 3.44 percent versus its peer group average of 3 percent.

Q     TALKING ABOUT POSITIONING THE FUNDS, YOU REFER TO "DURATION." WHAT IS ITS
SIGNIFICANCE?

A     Talking about duration is really talking about interest rate risk. The longer a portfolio's duration, the greater its interest rate risk. Duration is a measure of the interest rate sensitivity of a portfolio, incorporating the average weighted time to maturity of the cash flows.

Q     SO YOU MAINTAINED A NEUTRAL TO SLIGHTLY LONG DURATION STANCE FROM OCTOBER
TO DECEMBER. HOW DID YOU POSITION THE FUNDS JANUARY THROUGH THE END OF MARCH?

A     We began reducing the duration of our portfolios in January, feeling that most of the effects of the Asian crisis were already embedded in the bond market by mid-January when prices peaked. February and the early part of March were volatile, but generally directionless with respect to interest rates. Because we had already reduced the funds' durations to a neutral stance, they were positioned appropriately. In late March, we extended moderately.

PERFORMANCE UPDATE

Q     THE AMOUNT OF NEW MUNICIPAL ISSUES DURING THE PERIOD WAS PHENOMENAL.
APPROXIMATELY $133 BILLION OF NEW BONDS WERE ISSUED IN THE SIX-MONTH PERIOD. WHAT EFFECT DID THIS HAVE ON THE MARKET AND THE FUNDS' PERFORMANCE?

A     The tremendous number of bonds marketed during this period had a significant effect on the market. The volume of new issues forced municipal rates to stay attractive relative to their taxable counterparts. Municipal rates were about 91.2 percent of a 30-year Treasury bond at the end of the funds' six-month period.

Q     DO YOU ANTICIPATE THIS HIGH VOLUME TO CONTINUE?

A     The elevated supply was due to two factors -- declining interest rates, which led to an increase in advanced refunding issues, and continued growth in new project financing. The economy has been strong with inflation not much of a threat, so municipalities can afford to undertake large capital improvements and other projects that municipal bonds are issued to finance. New issue volume has been increasing year over year, but I expect the volume after the first quarter of 1998 will subside.

Q     HOW HAS THE DIRECTION OF INTEREST RATES AFFECTED THE MARKET?

A     Throughout half of this period, the Fed had indicated a bias toward tightening rates because of strong domestic growth. When the economy expands too quickly, inflation becomes a threat. The Fed was poised to slow that growth by raising interest rates. However, minutes released in February indicated the Fed went to a neutral bias at its December meetings because it was becoming apparent the Asian crisis would have a deflationary effect and offset our very strong economy to some degree. When the Fed met again in March, it again made no move to change rates.

Q     EL NINO AND OTHER UNUSUAL WEATHER HAS PLAGUED MUCH OF THE U.S. WILL THE
COSTS ASSOCIATED WITH REBUILDING AFFECT A MUNICIPALITY'S ABILITY TO REPAY THEIR OBLIGATIONS?

A     When a natural disaster occurs, cities, counties and states receive a great deal of federal money and insurance money to repair whatever has been destroyed, so the disaster isn't as much of a financial drain as would be expected.

Q     HOW HAVE YOU RESPONDED TO THE CHANGING MUNICIPAL YIELD CURVE?

A     We continue to take advantage of the relative flatness of the municipal yield curve. I think the most attractive portion of the curve is in the 15-year area. There is very little incentive to go beyond the 20-year range. The only 30-year paper we have added is premium bonds with prices that reflect their shorter call features or else higher yielding securities like a 'BBB' or 'A' rated bond (see Terms to Know for callable bonds and credit ratings).

Q     WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET?

A     As I've mentioned, we expect to see supply taper off into late spring and summer. The market is likely to be relatively range bound, and prices should remain somewhat stable. I do think rates will trend lower again once the domestic economy begins to slow somewhat due to the effect from the Asian problems.

Q     IS THIS STILL A GOOD TIME TO BE IN MUNICIPALS?

A     I think municipals are quite attractive right now. They're at high yield percentages to Treasuries and offer attractive real rates of interest because of our current low rate of inflation. If supply begins to taper off and the economy begins to slow a bit as we expect, that should be more good news for the funds.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower will usually pay. The two major credit rating firms are Moody's Investors Service, Inc. and Standard & Poor's.

CALLABLE BOND A bond issue, all or part of which may be redeemed before maturity by the issuer under specified conditions. The term also applies to preferred shares that may be redeemed by the issuing corporation.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Kemper National Tax-Free Income Series Fund shareholders were asked to vote on five separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of changes in the Fund's fundamental investment policies to permit a master/feeder fund structure and approval of a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc. for Class B shares and Class C shares. The following are the results for each issue:

1) Election of Trustees

                                       For        Withheld
   David W. Belin                   212,403,773   3,852,460
   Lewis A. Burnham                 212,594,151   3,662,083
   Donald L. Dunaway                212,593,454   3,662,780
   Robert B. Hoffman                212,594,002   3,662,232
   Donald R. Jones                  212,527,934   3,728,300
   Shirley D. Peterson              212,397,848   3,858,386
   Daniel Pierce                    212,400,280   3,855,954
   William P. Sommers               212,600,600   3,655,633
   Edmond D. Villani                212,376,110   3,880,123

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the current fiscal year.

       For       Against     Abstain
   210,693,083  1,480,185   4,082,965

3) Approval of new investment management agreement with Scudder Kemper Investments, Inc.

                                                       Broker
                    For        Against     Abstain    Non-Votes
   Municipal    195,614,879   4,391,646   7,548,567   0
   Intermediate
   Municipal    1,159,791     26,278      17,969      1,343

4) Approval of changes in the Fund's fundamental investment policies to permit a master/feeder fund structure.

                                                         Broker
                    For        Against     Abstain     Non-Votes
   Municipal    167,754,077   7,328,059   10,847,408   21,625,549
   Intermediate
   Municipal    1,211,730     48,388      21,391       0

5) To approve a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc.

                                                  Broker
                    For      Against   Abstain   Non-Votes
   Municipal
   Class B       3,380,495    83,985    74,788   207,025
   Class C       264,078      0         6,727    19,321
   Intermediate
   Municipal
   Class B       256,575      0         5,681    0
   Class C       71,169       0         0        0

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           69%                     72%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                15                      10
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 14                      13
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     2                       5
--------------------------------------------------------------------------------
                                           100%                    100%


                                       [PIE CHART]             [PIE CHART]
                                        ON 3/31/98              ON 9/30/97

--------------------------------------------------------------------------------
    QUALITY                             ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    AAA                                     53%                     47%
--------------------------------------------------------------------------------
    AA                                      14                      14
--------------------------------------------------------------------------------
    A                                       11                      10
--------------------------------------------------------------------------------
    BBB                                     14                      21
--------------------------------------------------------------------------------
    BB                                       3                       3
--------------------------------------------------------------------------------
    B                                        1                       1
--------------------------------------------------------------------------------
    NOT RATED                                4                       4
--------------------------------------------------------------------------------
                                           100%                    100%


                                       [PIE CHART]             [PIE CHART]
                                        ON 3/31/98              ON 9/30/97

--------------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    1-10 YEARS                              17%                     15%
--------------------------------------------------------------------------------
    11-20 YEARS                             52                      49
--------------------------------------------------------------------------------
    21+ YEARS                               31                      36
--------------------------------------------------------------------------------
                                           100%                    100%

                                     [PIE CHART]             [PIE CHART]
                                      ON 3/31/98              ON 9/30/97

--------------------------------------------------------------------------------
    AVERAGE MATURITY                ON 3/31/98                ON 9/30/97
--------------------------------------------------------------------------------
    AVERAGE MATURITY                16.2 years                16.6 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           70%                     70%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                19                      17
--------------------------------------------------------------------------------
    US GOVERNMENT SECURED                   10                       8
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     1                       5
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]            [PIE CHART]
                                        ON 3/31/98              ON 9/30/97

--------------------------------------------------------------------------------
    QUALITY                             ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    AAA                                     53%                     48%
--------------------------------------------------------------------------------
    AA                                      14                      14
--------------------------------------------------------------------------------
    A                                        5                       5
--------------------------------------------------------------------------------
    BBB                                     18                      23
--------------------------------------------------------------------------------
    NOT RATED                               10                      10
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]            [PIE CHART]
                                        ON 3/31/98              ON 9/30/97

--------------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 3/31/98              ON 9/30/97
--------------------------------------------------------------------------------
    1-10 YEARS                              72%                     73%
--------------------------------------------------------------------------------
    11-20 YEARS                             28                      27
--------------------------------------------------------------------------------
                                           100%                    100%

                                    [PIE CHART]               [PIE CHART]
                                    ON 3/31/98                ON 9/30/97

--------------------------------------------------------------------------------
    AVERAGE MATURITY                ON 3/31/98                ON 9/30/97
--------------------------------------------------------------------------------
    AVERAGE MATURITY                7.5 years                 7.7 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND

Portfolio of Investments at March 31, 1998 (unaudited)
 (DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                              ISSUER                                          AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
                                         Scioto County, OH, USHCSO-Portsmouth Proj.,
                                           Hospital Facilities, Rev., 7.625%, to be called
                                           5-15-98 @ 102                                    $  2,000   $    2,049
                                         Riverside County, CA, Riverside Juvenile
                                           Facilities Corp., Certificates of
                                           Participation, Rev., 8.00%, to be called
                                           10-1-98 @ 102                                       4,000        4,166
                                         Health Facilities Auth., CO, Vail Valley Medical
                                           Center, Rev., 8.125%, to be called 6-1-99 @ 102     7,000        7,479
                                         Clermont County Hospital Facilities, OH, Mercy
                                           Health Systems, Rev., 7.50%, to be called
                                           9-1-99 @ 102                                        7,720        8,266
                                         Hospital Auth. of Marion County, IN, University
                                           Heights Hospital, Rev., 8.625%, to be called
                                           10-1-99 @ 102                                       7,195        7,841
                                         Gaithersburg, MD, First Mortgage Economic Dev.,
                                           Asbury Methodist Home Incorporated, Rev.,
                                           7.85%, to be called 1-1-00 @ 102                    4,000        4,331
                                         Mental Health Services, NY, Facilities
                                           Improvement, Rev., 7.75%, to be called 2-15-00
                                           @ 102                                               2,955        3,216
                                         Philadelphia, PA, Municipal Auth., Criminal
                                           Justice Center Rev., 7.80%, to be called 4-1-00
                                           @ 100                                               4,000        4,279
                                         Higher Education Facility Commission, OH, Rev.,
                                           6.70%, to be called 5-1-00 @ 102                    6,725        7,225
                                         Franklin County, OH, Mount Carmel Health
                                           Hospital, Rev., 7.25%, to be called 6-1-00 @
                                           102                                                 5,495        5,969
                                         Hospital Finance Auth., MI, Henry Ford Health
                                           System, Rev., 7.00%, to be called 7-1-00 @ 102     11,000       11,912
                                         City and County of Denver, CO, Airport System
                                           Rev., 8.50%, to be called 11-15-00 @ 102              405          457
                                         Health and Education Facilities Auth., MO,
                                           Christian Health Services Dev. Corp., Rev.,
                                           6.875%, to be called 2-15-01 @ 102                  7,000        7,654
                                         Health and Education Facilities Auth., WI, Wausau
                                           Hospitals, Inc. Proj., Rev., 6.625%, to be
                                           called 2-15-01 @ 102                                3,000        3,260
                                         Local Government Assistance Corp., NY, Rev.,
                                           7.375% and 7.50%, to be called 4-1-01 @ 102         9,675       10,784
                                         City of Battle Creek and Calhoun County, MI,
                                           Downtown Dev. Auth., Tax Increment Rev., 7.60%,
                                           to be called 5-1-01 @ 102                           3,800        4,509
                                         Durham County, NC, 1991 Jail Facilities and
                                           Computer Equipment Financing Proj., Rev.,
                                           6.625%, to be called 5-1-01 @ 102                   5,500        6,003
                                         Lancaster County Water and Sewer District, SC,
                                           Waterworks and Sewer System Improvement, Rev.,
                                           6.75%, to be called 5-1-01 @ 102                    3,000        3,287
                                         Cocinino County, AZ, Industrial Dev. Auth.,
                                           Health Care Institution, The Guidance Center,
                                           Inc. Proj., Rev., 9.25%, to be called 6-1-01 @
                                           102                                                   585          673
                                         Environmental Facilities Corp., NY, State Water
                                           Pollution Control, Revolving Fund Rev., 7.25%,
                                           to be called 6-15-01 @ 102                          4,520        5,030
                                         Municipal Water Finance Auth., NY, Water and
                                           Sewer System, Rev., 7.00%, to be called 6-15-01
                                           @ 101                                                 760          833

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                        ISSUER                               AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be
                                           called 6-15-01 @ 102                             $ 14,850   $   16,699
                                         Industrial Development Auth., PA, Rev., 7.00%, to
                                           be called 7-1-01 @ 102                              5,000        5,511
                                         Gen. Oblg., NY, 7.75%, to be called 8-15-01 @ 102     3,285        3,707
                                         Clermont County Hospital Facilities, OH, Mercy
                                           Health Systems, Rev., 7.50%, to be called
                                           9-1-01 @ 100                                        2,280        2,523
                                         Austin, TX, Water, Sewer and Electric Rev.,
                                           14.00%, to be called 11-15-01 @ 100                   105          118
                                         Gen. Oblg., NY, 8.40%, to be called 11-15-01 @
                                           102                                                27,540       31,889
                                         Chicago, IL, Tax Increment Allocation Bonds,
                                           Central Station, Rev., 8.90%, to be called
                                           1-1-02 @ 102                                        1,680        2,028
                                         Gen. Oblg., NY, 7.00%, to be called 2-1-02 @ 102      2,640        2,934
                                         Health Facilities Auth., IL, South Suburban
                                           Hospital, Rev., 7.00% to be called 2-15-02 @
                                           102                                                 3,055        3,405
                                         Ector County, TX, Hospital District, Rev., 7.30%,
                                           to be called 4-15-02 @ 102                            550          622
                                         Dormitory Auth., NY, State University Educational
                                           Facilities, Rev., 7.25%, to be called 5-15-02 @
                                           102                                                 3,810        4,324
                                         Finance Auth., IA, Trinity Regional Hospital
                                           Proj., Rev., 7.00%, to be called 7-1-02 @ 102      12,000       13,458
                                         Lehigh County, PA, General Purpose Auth., Lehigh
                                           Valley Hospital Inc., Rev., 6.50%, to be called
                                           7-1-02 @ 102                                        6,000        6,651
                                         City and County of Denver, CO, Airport System
                                           Rev., 6.75% to 8.75%, to be called 11-15-02 @
                                           102                                                22,450       25,774
                                         St. Louis, MO, Regional Convention & Sports
                                           Complex Auth., Rev., 7.90%, to be called 8-1-03
                                           @ 100                                               4,760        5,598
                                         St. Louis, MO, Regional Convention & Sports
                                           Complex Auth., Rev., 7.00%, to be called
                                           8-15-03 @ 100                                       4,380        4,963
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-03 @ 100                                          10           13
                                         Port Arthur Airport and Marina Improvement, TX,
                                           Gen. Oblg., 6.125%, to be called 3-1-04 @ 100       9,000        9,872
                                         Charleston County, SC, Charleston Public
                                           Facilities Corp., Certificates of
                                           Participation, Rev., 6.875% and 7.00%, to be
                                           called 6-1-04 @ 102                                 7,260        8,413
                                         Environmental Facilities Corp., NY, State Water
                                           Pollution Control, Revolving Fund Rev., 6.875%,
                                           to be called 6-15-04 @ 102                          6,815        7,854
                                         Metropolitan Transit Auth., NY, Transit
                                           Facilities, Rev., 6.25%, to be called 7-1-04 @
                                           102                                                 6,000        6,734
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-04 @ 100                                          35           49
                                         City and County of Denver, CO, Airport System
                                           Rev., 7.50%, to be called 11-15-04 @ 102            1,240        1,482
                                         Health Facilities Auth., IL, Northwestern Medical
                                           Faculty Foundation, Inc., Healthcare Facilities
                                           Rev., 6.50%, to be called 11-15-04 @ 102            3,900        4,450
                                         Essex County Improvement Auth., NJ, County Jail
                                           and Youth Housing Proj., Lease Rev., 6.90%, to
                                           be called 12-1-04 @ 102                             2,645        3,085
                                         Purdue University, IN, Student Fees, Rev., 6.70%
                                           and 6.75%, to be called 1-1-05 @ 103               14,250       16,501

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                           ISSUER                                          AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Medical Care Facilities Finance Agcy, NY,
                                           Hospital Mortgage Rev., 6.75%, to be called
                                           2-15-05 @ 102                                    $  8,000   $    9,261
                                         Detroit, MI, Gen. Oblg., 6.70%, to be called
                                           4-1-05 @ 101                                        2,500        2,861
                                         Cuyahoga County, OH, Meridia Health System,
                                           Hospital Rev., 6.25%, to be called 8-15-05 @
                                           102                                                 7,050        8,001
                                         Arapahoe County, CO, Public Highway Auth., Rev.,
                                           6.95% and 7.00%, to be called 8-31-05 @ 103        80,525       95,723
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-05 @ 100                                          40           58
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-06 @ 100                                          15           22
                                         Lake of the Ozarks Community Bridge Corp., MO,
                                           Bridge System, Rev., 6.25% and 6.40%, to be
                                           called 12-1-06 @ 102                               15,550       17,962
                                         Albuquerque Southwest Community Health Services,
                                           NM, Rev., 10.125%, to be called 8-1-08 @ 100        4,000        5,501
                                         Housing Finance Agcy., OH, Single Family Mortgage
                                           Rev., zero coupon, to be called 1-15-13 @ 82        3,360        1,319
                                         Housing Finance Agcy., OH, Single Family Mortgage
                                           Rev., zero coupon, to be called 7-15-13 @ 86        3,515        1,415
                                         ----------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--13.8%                        440,003
---------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY--8.5%                         Atlantic City, Board of Education, Gen. Oblg.,
                                           6.00% and 6.10%, 2013 and 2014                      9,100       10,318
                                         Building Auth., Rev., 5.00%, 2010 through 2012       39,945       40,381
                                         Economic Development Auth., Rev., 5.875%, 2026        1,000        1,036
                                         Essex County, Property and Equipment Improvement
                                           Leasing Program, Rev., 6.50%, 2012                  4,050        4,466
                                         Health Care Facilities Financing Auth.:
                                           Atlantic City Medical Center, Rev., 6.80%, 2011     6,840        7,541
                                           Southern Ocean County Hospital, Rev., 6.125%,
                                             2013                                              3,735        3,950
                                           West Jersey Health System, Rev., 6.125%, 2012      11,000       11,883
                                         Jersey City Sewer Auth., Rev., 4.50%, 2019           13,000       11,883
                                         Salem Pollution Control Financing Auth., Rev.,
                                           6.20%, 2030                                        20,000       22,039
                                         Transportation Trust Fund Auth., Gen. Oblg.,
                                           5.00% and 5.50%, 2012 and 2015                     36,110       36,433
                                         Turnpike Auth., Rev., 6.20% to 10.375%, 2003
                                           through 2016                                      103,630      121,204
                                         ----------------------------------------------------------------------------
                                                                                                          271,134
---------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.0%                           Chicago:
                                           Board of Education, Gen. Oblg., zero coupon to
                                             6.25%, 2009 through 2020                         58,260       43,607
                                           Gas Supply, Peoples Gas, Light and Coke
                                             Company, Rev., 8.10%, 2020                        8,250        9,012
                                           Gen. Oblg., 5.50%, 2014                             7,400        7,883
                                           Water Rev., zero coupon, 2012                       6,350        3,060
                                         County of Cook, Gen. Oblg., 6.50%, 2013 and 2014     39,780       47,030
                                         Dev. Finance Auth.:
                                           McGaw YMCA-Evanston Proj., Rev., 7.50%, 2013        3,750        4,256
                                           Pollution Control, Commonwealth Edison Company
                                             Proj., Rev., 6.75%, 2015                         16,780       18,896

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                           ISSUER                                             AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Freeport, Single Family Mortgage Rev., 7.40%,
                                           2010                                             $  1,065   $    1,068
                                         Harvard, Multifamily Housing, Northfield Court,
                                           Rev., 8.80%, 2008                                   3,830        4,106
                                         Health Facilities Auth., South Suburban Hospital,
                                           Rev., 7.00%, 2009                                   4,695        5,455
                                         Metropolitan Pier & Exposition Auth., McCormick
                                           Place Expansion, Rev., zero coupon,
                                           2008 through 2021                                  40,865       15,954
                                         O'Hare International Airport:
                                           General Rev., 6.00% and 6.375%, 2012               20,000       21,795
                                           International Terminal, Special Rev., 6.75%,
                                             2018                                             23,350       25,427
                                         Regional Transportation Auth., Gen. Oblg., 6.70%,
                                           2021                                               25,800       31,518
                                         Sports Facilities Auth., Rev., 7.875%, 2010           2,990        3,173
                                         St. Charles, Wessel Court Proj., Multifamily
                                           Housing Rev., 7.60%, 2024                           3,845        3,991
                                         University Park, Governors Gateway Industrial
                                           Park, Tax Increment Rev., 8.50%, 2011               2,800        3,214
                                         Will County, Community School District, Gen.
                                           Oblg., zero coupon, 2015                            8,000        3,233
                                         ----------------------------------------------------------------------------
                                                                                                          252,678
---------------------------------------------------------------------------------------------------------------------
NEW YORK--6.4%                           Dormitory Auth.:
                                           Bronx-Lebanon Hospital Center, Rev., 5.125% and
                                             5.10%, 2008 and 2011                              7,000        7,119
                                           Brookdale Hospital & Medical Center, Rev.,
                                             5.125%, 2008                                      7,405        7,692
                                           Jamaica Hospital, Rev., 5.00%, 2010                   980          993
                                           New York Downtown Hospital, Rev., 5.00%, 2010         555          562
                                           North General Hospital, Rev., 5.125%, 2008 and
                                             2009                                              9,245        9,554
                                           State University Educational Facility, Rev.,
                                             5.75% and 6.00%, 2013 and 2014                   12,500       13,928
                                         Environmental Facilities Corp., State Water
                                           Pollution Control, Revolving Fund Rev., 6.875%
                                           to 7.25%, 2010 through 2014                         7,540        8,388
                                         Environmental Quality, Gen. Oblg., 6.50%, 2011        4,260        4,833
                                         Medical Care Facilities Finance Agcy.:
                                           Hospital and Nursing Home, Rev., 6.45%, 2009        8,540        9,422
                                           Mental Health Services Facilities Improvement,
                                             Rev., 7.75%, 2010                                   980        1,059
                                         Metropolitan Transit Auth., Transit Facilities,
                                           Rev., 6.00%, 2020                                   5,000        5,670
                                         New York City:
                                           Gen. Oblg., zero coupon to 8.40%, 2000 through
                                             2019                                             82,465       77,571
                                           Industrial Dev. Auth., USTA National Tennis
                                             Center Inc. Proj., Civil Facility Rev., 6.50%
                                             and 6.60%, 2010 and 2011                          6,485        7,330
                                           Municipal Water Finance Auth., Rev., 7.00% and
                                             5.75%, 2015 and 2029                             20,435       21,474
                                         Port Auth. of New York and New Jersey, Rev.,
                                           6.00% to 9.125%, 2008 through 2015                 17,595       19,071
                                         Urban Dev. Corp., Correctional Facilities, Rev.,
                                           5.60% and 5.70%, 2015 and 2020                      8,255        8,708
                                         ----------------------------------------------------------------------------
                                                                                                          203,374
                                         ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                       PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------
TEXAS--5.3%                              Austin:
                                           Combined Utility Systems Rev., 6.00%, 2013       $  9,500   $   10,709
                                           Water, Sewer and Electric Rev., 14.00%, 2001        2,895        3,435
                                         Brazos River Auth., Texas Utilities Electric
                                           Company Proj., Rev., 8.125%, 2020                   4,495        4,855
                                         Colorado River Municipal River District, Water
                                           Rev., 5.125%, 2016                                  5,000        4,997
                                         Denison Hospital Auth. Rev., 6.125%,
                                           2012 and 2027                                       7,790        8,236
                                         Department of Housing and Community Affairs,
                                           Rev., 6.40%, 2027                                   3,350        3,589
                                         Georgetown Higher Education Finance Corp.,
                                           Southwestern University Proj., Rev., 6.25%,
                                           2009                                                  840          905
                                         Gulf Coast Waste Disposal Auth., Rev., 6.875%,
                                           2028                                               12,750       14,140
                                         Harris County:
                                           Hospital District, Mortgage Rev., 7.40%, 2010       6,940        8,429
                                           Toll Road Unlimited Tax and Subordinate Lien,
                                             Rev., 6.75%, 2014                                15,000       16,374
                                         Housing Agcy., Single Family Mortgage Rev.,
                                           7.15%, 2012                                           820          878
                                         Houston:
                                           Higher Education Finance Corp., University of
                                             St. Thomas, Rev., 7.25%, 2007                     1,445        1,583
                                           Water and Sewer Junior Lien, Rev., 5.50%, 2016      3,000        3,123
                                         Irving Independent School District, Rev., zero
                                           coupon, 2014 through 2017                           8,940        3,838
                                         Public Finance Auth., Gen. Oblg., zero coupon to
                                           7.00%, 2012 through 2014                           27,592       23,025
                                         Rio Grande Valley, Health Facilities Dev. Corp.,
                                           Golden Palms Retirement and Health Center,
                                           Rev., 6.40%, 2012                                   3,700        4,026
                                         Sabine River Auth., Texas Utilities Electric
                                           Company, Rev., 6.10% and 8.125%, 2018 and 2020     31,670       34,657
                                         State Veteran's Land Bonds, Gen. Oblg., 6.40%,
                                           2024                                                8,550        9,281
                                         Titus County Hospital District Improvement, Rev.,
                                           6.125%, 2013                                        6,700        6,945
                                         Travis County Housing Finance Corp., Residential
                                           Mortgage, Senior Rev., 7.00%, 2011                    345          368
                                         Waxahachie Independent School Dist., Gen. Oblg.,
                                           zero coupon, 2009 through 2013                      9,300        4,766
                                         ----------------------------------------------------------------------------
                                                                                                          168,159
---------------------------------------------------------------------------------------------------------------------
COLORADO--5.2%                           Adams County, Gen. Oblg., 6.125%, 2007                4,280        4,669
                                         Arapahoe County, Public Highway Auth., Rev., zero
                                           coupon to 5.75%, 2012 through 2025                168,540       66,150
                                         City and County of Denver:
                                           Airport System Rev., 5.60% to 8.75%, 2002
                                             through 2023                                     49,860       55,263
                                           Gen. Oblg., 6.50%, 2010                             6,225        7,311
                                         Douglas County School District No. 1, Douglas and
                                           Elbert Counties, Gen. Oblg., 7.00% and 6.50%,
                                           2013 and 2016                                      10,715       13,157
                                         Health Facilities Auth., Covenant Retirement
                                           Communities, Inc., Rev., 6.75%, 2015 and 2025       5,900        6,598
                                         Housing Finance Auth., Single Family Mortgage
                                           Rev., 7.65%, 2022                                     540          566
                                         Metropolitan Wastewater Reclamation District,
                                           Gen. Oblg., 6.00%, 2010                            11,505       12,178
                                         ----------------------------------------------------------------------------
                                                                                                          165,892

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                         ISSUER                                          PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.2%                         Foothill/Eastern Transit Corridor Agcy.,Tollroad
                                           Rev., 5.00% to 6.50%, 2016 through 2035          $ 61,575   $   65,106
                                         Gen. Oblg., 5.00%, 2013 through 2016                 40,710       40,458
                                         Imperial Irrigation District, Certificates of
                                           Participation, Electric System Proj., Rev.,
                                           6.75%, 2011                                         3,500        3,971
                                         Los Angeles County, Metropolitan Sales Tax Rev.,
                                           5.00%, 2013                                         5,000        5,034
                                         San Diego Industrial Dev. Auth., Rev., 6.10%,
                                           2019                                               14,600       15,788
                                         San Joaquin Hills, Rev., zero coupon, 2013
                                           through 2021                                       77,990       33,989
                                         ----------------------------------------------------------------------------
                                                                                                          164,346
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.2%                      Bay Transit Auth., General Transportation System,
                                           Rev., 5.00% to 6.20%, 2011 through 2024            48,195       50,590
                                         Consolidated Loan Series B, Gen. Oblg., 6.50%,
                                           2011                                                5,940        6,439
                                         Municipal Wholesale Electric Company, Power
                                           Supply System, Rev., 6.00% to 6.75%, 2011
                                           through 2018                                       37,055       39,910
                                         Port Auth., Rev., 13.00%, 2013                        1,500        2,569
                                         Turnpike Auth., Rev., zero coupon to 5.00%, 2018
                                           through 2037                                       87,890       35,353
                                         ----------------------------------------------------------------------------
                                                                                                          134,861
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.8%                       Allegheny County, Airport, Rev., 5.75%, 2013 and
                                           2014                                               10,605       11,417
                                         Armstrong County Hospital Auth., St. Francis
                                           Medical Center Proj., Rev., 6.25%, 2013            11,350       12,271
                                         Columbia County, Industrial Dev. Auth., First
                                           Mortgage Rev., 9.00%, 2014                          1,555        1,740
                                         Convention Center Auth., Rev., 6.70% and 6.75%,
                                           2014 and 2019                                      12,525       13,975
                                         Hazelton-Saint Joseph Medical Center, Rev.,
                                           6.125% and 6.20%, 2016 and 2026                     6,705        7,193
                                         Higher Educational Facilities Auth., College
                                           Rev., 5.85% and 5.90%, 2017 and 2027                4,875        5,075
                                         Jenrette City Health Services Auth., Rev., 6.00%,
                                           2018                                                  945          997
                                         McKean County Hospital Auth., Bradford Hospital
                                           Proj., Rev., 5.95% and 6.10%, 2008 and 2020         8,300        8,648
                                         Monroeville, Hospital Auth., Forbes Health
                                           System, Rev., 6.25%, 2015                           6,375        6,822
                                         Montgomery & Buck Counties, North Penn School
                                           District, Gen. Oblg., 5.125%, 2017                  8,000        7,966
                                         New Castle Area Hospital Auth., Rev., 6.00%, 2010       845          948
                                         Philadelphia:
                                           Gas Works Rev., 6.375%, 2014                       31,080       33,509
                                           Municipal Auth., Lease Rev., 6.25% and 6.30%,
                                             2013 and 2017                                     4,800        5,109
                                           Parking Auth., Airport Improvement Rev.,
                                             5.50%, 2018                                       6,250        6,399
                                         ----------------------------------------------------------------------------
                                                                                                          122,069

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                          ISSUER                                         PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------
FLORIDA--3.5%                            Broward County:
                                           Airport System Rev., 7.625%, 2013                $  2,620   $    2,716
                                           Waste Energy Company, Rev., 7.95%, 2008            12,270       13,314
                                         Citrus County, Pollution Control Rev., 6.35%,
                                           2022                                                6,000        6,479
                                         Dade County, Miami International Airport, Rev.,
                                           5.125%, 2014                                        4,100        4,093
                                         Greater Orlando Aviation Auth., Rev., 5.125% and
                                           8.375%, 2012 and 2016                               6,065        6,204
                                         Hillsborough County, Industrial Dev. Auth., Tampa
                                           Electric, Rev., 8.00%, 2022                        10,000       11,574
                                         Jacksonville Health Facilities Auth., Baptist
                                           Medical Center, Rev., 11.50%, 2012                     85          144
                                         Orange County:
                                           Health Facilities Auth., Rev., 6.25%, 2016 and
                                             2021                                              7,000        8,141
                                           Tourist Development, Rev., 5.125%, 2020             3,380        3,369
                                         Orlando Utilities Commission, Water and
                                           Electrical Rev., 6.75%, 2017                        3,500        4,267
                                         Pasco County, Solid Waste Disposal and Resource
                                           Recovery, Rev., 7.80%, 2011                        13,730       14,073
                                         State Turnpike Auth., Rev., 5.00%, 2023              22,445       21,877
                                         Sunrise County, Utility Systems Rev., 5.50% and
                                           5.20%, 2018 and 2022                               14,000       14,705
                                         ----------------------------------------------------------------------------
                                                                                                          110,956
---------------------------------------------------------------------------------------------------------------------
NEW MEXICO--3.1%                         Albuquerque:
                                           Health Care, Ltd. Proj., Rev., 9.75%, 2014          1,345        1,408
                                           Southwest Community Health Services, Rev.,
                                             10.00%, 2003                                        810          941
                                         Farmington, Pollution Control Rev., 5.70% to
                                           6.95%, 2016 through 2023                           81,795       88,746
                                         Los Alamos County, Utility System, Rev., 6.10%,
                                           2010                                                4,400        4,831
                                         Socorro Hospital System, Southwest Community
                                           Health Services, Rev., 10.00%, 2003                 1,240        1,510
                                         Truth or Consequences, Nursing Home Improvement,
                                           Sierra Health Care, Inc., Rev., 9.75%, 2014           900          939
                                         ----------------------------------------------------------------------------
                                                                                                           98,375
---------------------------------------------------------------------------------------------------------------------
OHIO--2.3%                               Air Quality, Rev., 6.10%, 2020                        5,000        5,263
                                         Building Auth., Highway Safety Building Fund
                                           Proj., Rev., 5.50% and 5.60%, 2014 and 2015         6,840        7,189
                                         City of Springdale, Hospital Facilities First
                                           Mortgage, Southwestern Ohio Seniors Services,
                                           Rev.,
                                           6.00%, 2018                                         1,250        1,311
                                         Cleveland:
                                           Airport System Rev., 5.125%, 2012 and 2013          5,250        5,231
                                           Public Power System Improvement, First
                                             Mortgage, Rev., 7.00%, 2017                         850          930
                                           Waterworks Improvement First Mortgage, Rev.,
                                             6.50%, 2011                                       4,580        4,982
                                         Cuyahoga County, Port Auth., Rev., 6.00%, 2007        1,250        1,283
                                         Dublin City School District, Gen. Oblg.,
                                           zero coupon, 2010                                     500          275
                                         Lucas County Health Facilities Rev., 6.625% and
                                           6.75%, 2014 and 2020                                4,000        4,396
                                         Marion County Health Care Facilities and
                                           Improvement, United Church Homes Proj., Rev.,
                                           6.375% and 6.30%, 2010 and 2015                     6,900        7,324

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                       PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Village of Green Springs, St. Francis Health Care
                                           Center Proj., Rev., 7.00% and 7.125%, 2014 and
                                           2025                                             $  8,640   $    9,363
                                         Water Development Auth.:
                                           Bay Shore Power Proj., Rev., 5.875%, 2020           6,250        6,322
                                           Pollution Control, Rev., 6.10%, 2020                8,000        8,380
                                         Willoughby Industrial Dev. Auth., Rev.,
                                           6.875%, 2016                                        2,250        2,503
                                         Worthington City School District, Gen. Oblg.,
                                           6.375%, 2012                                        6,210        6,762
                                         ----------------------------------------------------------------------------
                                                                                                           71,514
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.1%                           Building Auth., Rev., 6.75%, 2011                     9,750       10,627
                                         Detroit:
                                           Gen. Oblg., 5.375% to 6.25%, 2010                  10,890       11,502
                                           Sewage Disposal System, Rev., 5.70%, 2023          12,400       12,959
                                         Higher Education Facilities Auth., Calvin College
                                           Proj., Rev., 5.55%, 2017                            1,465        1,477
                                         Hospital Finance Auth.:
                                           Gratiot Community Hospital, Rev., 6.10%, 2007       2,250        2,427
                                           McLaren Oblg. Group, Rev., 5.375% and 4.50%,
                                             2013 and 2021                                    27,935       25,587
                                           Tawas City, St. Joseph Health System, Rev.,
                                             5.60%, 2013                                       3,000        2,980
                                         ----------------------------------------------------------------------------
                                                                                                           67,559
---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--2.1%                     Eastern Municipal Power Agcy., Power System,
                                           Rev., 6.00%, 2022                                  18,775       21,168
                                         Mecklenburg County, Gen. Oblg., 4.40%, 2006
                                           through 2009                                       27,550       27,445
                                         Municipal Power Agcy., Catawba Electric, Rev.,
                                           5.50%, 2014                                         3,660        3,882
                                         School Improvements, Gen. Oblg., 4.75%, 2012         13,260       13,166
                                         ----------------------------------------------------------------------------
                                                                                                           65,661
---------------------------------------------------------------------------------------------------------------------
MARYLAND--2.0%                           Community Dev. Administration, Department of
                                           Housing and Community Dev., Rev., 7.85%, 2029       3,040        3,145
                                         Energy Financing Administration, AES Warrior Run
                                           Proj., Rev., 7.40%, 2019                           10,000       11,104
                                         Gen. Oblg., 5.00%, 2012                              10,000       10,151
                                         Health & Higher Educational Facilities Auth.,
                                           Doctors' Community Hospital Proj., Rev., 5.75%
                                           and 5.50%, 2013 and 2024                           19,885       20,204
                                         Northeast Maryland Waste Disposal Auth.,
                                           Southwest Resource Recovery Facility, Rev.,
                                           7.20%, 2006                                         1,500        1,731
                                         Stadium Auth., Sports Facilities Lease Rev.,
                                           7.60%, 2019                                        17,200       18,479
                                         ----------------------------------------------------------------------------
                                                                                                           64,814
---------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%                         King County, Gen. Oblg., 6.625% and 6.25%, 2015
                                           and 2032                                           18,840       21,340
                                         Public Power Supply System, Nuclear Proj. #1,
                                           Rev., 5.125%, 2013                                 23,600       23,401
                                         Public Power Supply System, Nuclear Proj. #3,
                                           Rev., 5.20% and 5.375%, 2012 and 2015              12,675       12,803
                                         ----------------------------------------------------------------------------
                                                                                                           57,544

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                       PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.7%                          Housing Dev. Agcy., Mortgage Finance Program,
                                           Rev., 7.05% and 7.125%, 2020 and 2026            $ 24,650   $   26,424
                                         Metropolitan Nashville Airport Auth., Airport
                                           Improvement, Rev., 5.00% to 6.60%, 2012
                                           through 2015                                       22,100       22,446
                                         Shelby County, Gen. Oblg., zero coupon, 2012
                                           through 2014                                       11,815        5,495
                                         ----------------------------------------------------------------------------
                                                                                                           54,365
---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.6%               Gen. Oblg., 6.30%, 2010                               4,500        4,892
                                         Georgetown University, Rev., 8.25%, 2018             11,410       11,638
                                         Metropolitan Washington Airports Auth., Airport
                                           System Rev., 7.60%, 2014                            3,000        3,273
                                         Redevelopment Land Agcy., Sports Arena Special
                                           Tax, Rev., 5.625%, 2010                             9,305        9,456
                                         Water and Sewer Auth., Rev., 6.00%,
                                           2013 through 2016                                  18,500       20,644
                                         ----------------------------------------------------------------------------
                                                                                                           49,903
---------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.5%                           Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                                           7.625%, 2011                                        2,000        2,069
                                         Hopkins County, The Trover Clinic Foundation,
                                           Rev., 6.625%, 2011                                  4,000        4,338
                                         Kenton County Airport Board, Greater Cincinnati
                                           International Airport, Rev., 6.30% and 7.125%,
                                           2015 and 2021                                      36,920       40,283
                                         Turnpike Auth., Toll Road, Rev., 8.50%, 2004            780          789
                                         ----------------------------------------------------------------------------
                                                                                                           47,479
---------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.4%                           Jonesboro Residential Housing & Health Care
                                           Facilities Board, Rev., 5.80%, 2012                 4,025        4,349
                                         North Little Rock, Electric System, Rev., 6.50%,
                                           2010 and 2015                                      32,830       38,601
                                         ----------------------------------------------------------------------------
                                                                                                           42,950
---------------------------------------------------------------------------------------------------------------------
GEORGIA--1.3%                            Chatham County School District, Gen. Oblg.,
                                           6.15%, 2010                                         7,300        7,834
                                         Fulton-DeKalb Hospital Auth., Rev., 6.55% and
                                           6.60%, 2018 and 2028                                3,870        4,094
                                         Housing and Finance Auth., Rev., 6.25%, 2028         14,510       15,433
                                         Metropolitan Atlanta Rapid Transit Auth., Rev.,
                                           5.625%, 2020                                        5,000        5,211
                                         Municipal Electric Auth., Power Rev., 6.60%, 2018     8,500       10,174
                                         ----------------------------------------------------------------------------
                                                                                                           42,746
---------------------------------------------------------------------------------------------------------------------
UTAH--1.3%                               Housing Finance Agcy., Single Family Mortgage
                                           Rev., 8.625%, 2019                                    370          394
                                         Intermountain Power Agcy., Power Supply System,
                                           Rev., 5.75% and 7.50%, 2019 and 2021               38,305       40,954
                                         West Valley City, Salt Lake County Excise Tax,
                                           Rev., 10.625%, 2004                                   845        1,048
                                         ----------------------------------------------------------------------------
                                                                                                           42,396

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                       PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------------
ALABAMA--1.2%                            Birmingham-Jefferson Civic Center Auth., Capital
                                           Outlay, Special Tax Rev., 7.40%, 2008            $ 12,000   $   12,553
                                         City of Mobile, Mobile Energy Services,
                                           Industrial Dev. Board, Rev., 6.95%, 2020           22,000       24,759
                                         ----------------------------------------------------------------------------
                                                                                                           37,312
---------------------------------------------------------------------------------------------------------------------
MISSOURI--1.0%                           Clarence Cannon Wholesale Water Commission, Water
                                           Rev., 6.00%, 2020                                  10,000       10,260
                                         Health and Educational Facilities Auth., Rev.,
                                           5.75%, 2017                                         3,250        3,354
                                         Sikeston, Electric System, Rev., 6.20%, 2010          6,870        7,868
                                         St. Louis:
                                           Regional Convention & Sports Complex Auth.,
                                             Rev., 7.90%, 2021                                   240          268
                                           Scullin Redev. Proj., Tax Increment Rev.,
                                             10.00%, 2010                                      8,395       10,616
                                         ----------------------------------------------------------------------------
                                                                                                           32,366
---------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                         AK, Energy Auth., Bradley Lake Hydroelectric
ONE PERCENT--9.9%                          Power, Rev., 7.25%, 2016                            4,675        4,945
                                         AK, Industrial Dev. and Export Auth., Rev., 5.70%
                                           to 5.875%, 2012 through 2032                        3,630        3,626
                                         AK, Municipality of Anchorage, Municipal Light
                                           and Power, Electric Rev., 6.50%, 2015               5,000        5,931
                                         AK, North Slope Borough, Gen. Oblg., zero coupon,
                                           2008                                               23,700       14,662
                                         AZ, City of Phoenix, Gen. Oblg., 6.375%, 2013         7,400        8,117
                                         AZ, City of Phoenix, Streets and Highway User,
                                           Rev., 6.25%, 2011                                  10,000       10,863
                                         AZ, Salt River Proj., Rev., 6.25%, 2019               8,000        8,578
                                         CT, Dev. Auth., Pierce Memorial Baptist Home,
                                           Rev., 9.25%, 2018                                   1,140        1,257
                                         CT, Dev. Auth., Water Facilities Rev., 6.15%,
                                           2035                                                7,200        7,772
                                         CT, Greenwich Housing Auth., Rev., 6.35%, 2027        2,640        2,684
                                         CT, Transportation Infrastructure Purposes,
                                           Special Tax Obligation, Rev., 6.10%, 2012           5,450        5,954
                                         HI, Gen. Oblg., Rev., 5.50%, 2007 through 2016       22,920       24,090
                                         IA, Finance Auth., GNMA Mortgage-Backed
                                           Securities Program, Single Family Mortgage
                                           Rev., 7.90%, 2022                                   2,010        2,126
                                         IN, Health Facility Financing Auth., Fayette
                                           Memorial Hospital, Rev., 7.20%, 2022                1,800        1,958
                                         IN, Indianapolis Airport Auth., Maintenance
                                           Center Proj., Rev., 6.50%, 2031                    21,100       22,946
                                         IN, Transportation Financing Auth., Highway Rev.,
                                           7.25%, 2015                                         4,000        5,013
                                         KS, Johnson County School District, Gen. Oblg.,
                                           5.75%, 2018                                         7,850        8,164
                                         LA, Centenary College of Louisiana Project, Rev.,
                                           5.75% and 5.90%, 2012 and 2017                      2,000        2,085
                                         LA, Parish School Board of the Parish of
                                           Jefferson, Sales Tax, Gen. Oblg., 6.25%, 2008      11,000       11,962
                                         ME, Health and Higher Education Facilities Auth.,
                                           Rev., 7.10%, 2014                                   2,750        3,172
                                         MN, City of Minneapolis, Housing Redev. Auth.,
                                           Health Care System, Rev., 4.75%, 2018               3,000        2,830
                                         MN, City of St. Louis Park, Methodist Hospital
                                           Proj., Rev., 7.25%, 2015                            6,650        7,205
                                         MN, Housing Finance Agcy., Single Family Mortgage
                                           Bonds, Rev., 7.90%, 2019                            5,500        5,679

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

                                         ----------------------------------------------------------------------------
                                           ISSUER                                       PRINCIPAL AMOUNT     VALUE
                                         ----------------------------------------------------------------------------
                                         MS, Jones County, South Central Regional Medical
                                           Center Proj., Rev., 5.50%, 2017                  $  2,055   $    2,057
                                         MT, Board of Housing, Rev., 6.15%, 2030              10,420       10,943
                                         ND, Housing Finance Agcy., Single Family Mortgage
                                           Program, Rev., 8.05%, 2024                            900          942
                                         NE, Investment Finance Auth., Rev., 6.70% and
                                           6.30%, 2026 and 2028                                6,500        6,931
                                         NE, Omaha Public Power District Electric System,
                                           Rev., 6.20%, 2017                                   4,700        5,294
                                         NE, Scotts Bluff County, Hospital Auth., West
                                           Medical Proj. Center, Rev., 6.45%, 2004             4,535        4,972
                                         NH, Higher Education and Health Facilities Auth.,
                                           Havenwood--Heritage Heights Issue, Rev., 7.35%
                                           and 7.45%, 2018 and 2025                            6,500        7,047
                                         NV, City of Reno, Redev. Agcy., Tax Allocation
                                           Rev., 5.65% and 5.75%, 2013 and 2017                7,165        7,347
                                         NV, Humboldt County, Pollution Control, Idaho
                                           Power Company, Rev., 8.30%, 2014                    9,650       11,546
                                         OK, Valley View Hospital Auth., Rev., 5.75% and
                                           6.00%, 2006 and 2014                                7,040        7,407
                                         OK, Woodward Municipal Auth., Hospital Rev.,
                                           6.45%, 2014                                         2,070        2,203
                                         SC, Charleston County, Public Facilities Corp.,
                                           Certificates of Participation, Rev., 6.875% and
                                           7.00%, 2014 and 2019                                  355          402
                                         SC, Darlington County, Carolina Power & Light
                                           Company Proj., Pollution Control, Rev., 6.60%,
                                           2010                                                7,500        8,319
                                         SC, Grand Strand, Water and Sewer, Rev., 6.375%,
                                           2012                                                5,000        5,819
                                         SC, Santee Cooper, Public Service Auth., Rev.,
                                           6.25%, 2022                                         7,000        7,728
                                         VA, Commonwealth of Virginia, Gen. Oblg., 4.375%
                                           and 4.50%, 2009 and 2011                           13,825       13,541
                                         VA, Richmond, Gen. Oblg., 6.25%, 2018                 2,665        2,841
                                         VA, Transportation Board, U.S. Route 58 Corridor
                                           Proj., Rev., 5.00%, 2015                            5,095        5,048
                                         WY, Community Dev. Auth., Rev., 6.35%, 2029           4,985        5,305
                                         WY, Community Dev. Auth., Single Family Mortgage
                                           Rev., 7.875% and 8.125%, 2017 and 2021              1,320        1,380
                                         P.R., Commonwealth Highway and Transportation
                                           Auth., Rev., 6.25%, 2016                           11,400       13,241
                                         P.R., Industrial, Tourist Educational, Medical
                                           and Environmental, Rev., 6.50%, 2026                9,190        9,986
                                         V.I., Public Finance Auth., Rev., 7.25%, 2018         3,000        3,361
                                         ----------------------------------------------------------------------------
                                                                                                          315,279
                                         ----------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--84.4%                       2,683,732
                                         ----------------------------------------------------------------------------
                                         TOTAL MUNICIPAL OBLIGATIONS--98.2%
                                         (Cost: $2,893,660)                                             3,123,735
                                         ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--3.75% to 4.05%
INSTRUMENTS--1.6%
                                         Due--April 1998
                                         (Cost: $51,225)                                    $ 51,225   $   51,225
                                         ----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--99.8%
                                         (Cost: $2,944,885)                                             3,174,960
                                         ----------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS LIABILITIES--.2%                       4,779
                                         ----------------------------------------------------------------------------
                                         NET ASSETS--100%                                              $3,179,739
                                         ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $2,944,885,000 for federal income tax purposes at March 31, 1998, the gross unrealized appreciation was $231,410,000, gross unrealized depreciation was $1,335,000 and the net unrealized appreciation on investments was $230,075,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
Portfolio of Investments at March 31, 1998 (unaudited)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                             ISSUER                                        PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------------
                                         Richmond, VA, Gen. Oblg., 6.875%, to be called
                                           1-15-00 @ 102                                          $100   $   107
                                         Bay Transportation Auth., MA, Rev., 7.625%, to be
                                           called 3-1-00 @ 102                                     115       125
                                         Dormitory Auth., NY, State University Educational
                                           Facilities, Rev., 7.25%, to be called 5-15-00 @ 102     145       158
                                         Local Government Assistance Corp., NY, Rev., 7.00%, to
                                           be called 4-1-01 @ 102                                  100       110
                                         Cocinino County Industrial Dev. Auth., AZ, Health Care
                                           Institute, The Guidance Center, Inc. Proj. Rev.,
                                           9.25%, to be called 6-1-01 @ 102                        295       340
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                                           6-15-01 @ 102                                           120       135
                                         Gen. Oblg., MA, 7.00%, to be called 7-1-01 @ 102          275       304
                                         Arlington County, VA, Industrial Dev. Auth., Arlington
                                           Hospital, Rev., 7.125%, to be called 9-1-01 @ 102        90       100
                                         Purdue University, IN, Student Fees, Rev., 6.70%, to be
                                           called 1-1-05 @ 103                                     250       289
                                         Detroit, MI, Gen. Oblg., 6.70%, to be called 4-1-05 @
                                           101                                                     300       343
                                         Arapahoe County, CO, Capital Improvement, Highway,
                                           Rev., 6.90% to be called 8-31-05 @ 103                  300       355
                                         ---------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--10.2%                         2,366
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------
OHIO--12.6%                              Building Auth., Adult Correctional Building Fund Proj.,
                                           Gen. Oblg., 6.125%, 2010                                400       439
                                         Cleveland:
                                           Gateway Economic Dev. Corp., Rev., 7.50%, 2005          400       442
                                           Water Works Systems, Rev., 6.125%, 2003                 450       487
                                         County of Athens, Inn-Ohio of Athens, Inc. Proj.,
                                           Economic Dev. Rev., 6.25%, 2011                         220       235
                                         Higher Education Facility Commission, The University Of
                                           Findlay 1996 Proj., Rev., 5.75%, 2007                   375       400
                                         Lucas County Health Facilities, Rev., 6.10%, 2006         300       322
                                         Marion County, Health Care Facilities Refunding and
                                           Improvement, United Church Homes, Inc. Proj., Rev.,
                                           6.30%, 2015                                             250       265
                                         Water Dev. Auth., Pure Water Improvement Proj., Rev.,
                                           5.75% and 5.50%, 2003 and 2008                          305       329
                                         ---------------------------------------------------------------------------
                                                                                                           2,919

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                          PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--9.3%                       Allegheny County Hospital Dev. Auth., Magee Women's
                                           Hospital, Rev., 6.25%, 2008                            $300   $   329
                                         Columbia County Industrial Dev. Auth., First Mortgage
                                           Rev., 9.00%, 2014                                       290       324
                                         Health Services Auth. of Hazleton, Hazleton-Saint
                                           Joseph Medical Center, Rev., 5.85%, 2006                220       234
                                         Higher Educational Facilities Auth., Rev., 5.50%, 2007    265       279
                                         Intergovernmental Cooperation Auth., City of
                                           Philadelphia Funding Program, Rev., 6.00%, 2002         285       303
                                         McKean County Hospital Auth., Bradford Hospital, Proj.,
                                           Rev., 5.375%, 2003                                      350       364
                                         Monroeville Hospital Auth., Forbes Health System, Rev.,
                                           5.75%, 2005                                             300       321
                                         ---------------------------------------------------------------------------
                                                                                                           2,154
--------------------------------------------------------------------------------------------------------------------
TEXAS--8.1%                              Denison Hospital Auth., Texoma Medical Center Inc.
                                           Proj., Rev., 5.90%, 2007                                300       321
                                         Fort Worth, Water and Sewer Rev., 5.90%, 2001              80        84
                                         Harris County, Criminal Justice Center, Gen. Oblg.,
                                           7.50%, 2004 and 2005                                    400       475
                                         Houston Higher Education Finance Corp., University of
                                           St. Thomas, Rev., 7.25%, 2007                           100       110
                                         North Richland Hills, Gen. Oblg., 6.00%, 2002             195       208
                                         Public Finance Auth., Building Rev., 5.875%, 2002         210       223
                                         Trinity River Auth., Ten Mile Creek System, Rev.,
                                           5.50%, 2002                                              70        74
                                         Waxahachie Independent School District, Gen. Oblg.,
                                           zero coupon, 2009                                       650       379
                                         ---------------------------------------------------------------------------
                                                                                                           1,874
--------------------------------------------------------------------------------------------------------------------
MICHIGAN--8.0%                           Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004      175       193
                                         Higher Educational Facilities Auth., Rev., 5.40% and
                                           5.75%, 2006 and 2013                                    500       527
                                         Macomb County, Chippewa Valley Schools, Gen. Oblg.,
                                           7.00%, 2001                                             350       380
                                         State Building Auth., Rev., zero coupon to 6.50%, 2000
                                           through 2007                                            465       380
                                         State Hospital Finance Auth., Gratiot Community
                                           Hospital, Rev., 6.10%, 2007                             350       378
                                         ---------------------------------------------------------------------------
                                                                                                           1,858
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.9%                         Central Valley Financing Auth., Carson Ice-Gen Proj.,
                                           Cogeneration Proj. Rev., 6.00%, 2009                    250       265
                                         Fresno, Water System, Water Remediation Proj., Rev.,
                                           7.50%, 2004                                             160       189
                                         Los Angeles, Wastewater Systems, Rev., 5.00%, 2013        500       504
                                         Sacramento Congeneration Auth., Procter & Gamble Proj.,
                                           Rev., 7.00%, 2004                                       200       226
                                         San Joaquin Hills Transportation Corridor Agcy., Toll
                                           Road, Rev., zero coupon, 2012                           825       418
                                         ---------------------------------------------------------------------------
                                                                                                           1,602

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                          PRINCIPAL AMOUNT VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK--6.0%                           New York City:
                                           Gen. Oblg., 6.50% and 5.75%, 2002 and 2003             $200   $   214
                                           Industrial Dev. Auth., USTA National Tennis Center
                                             Inc. Proj., Rev., 6.10%, 2004                         200       221
                                         Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004   100       112
                                         Port Auth. of New York and New Jersey, JFK
                                           International Air Terminal LLC Proj., Rev., 6.10%,
                                           2004                                                    500       566
                                         Thruway Auth., Local Highway and Bridge Service
                                           Contract, Gen. Oblg. 6.00%, 2002                        265       281
                                         ---------------------------------------------------------------------------
                                                                                                           1,394
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.4%                     Horry County School District, Gen. Oblg., 7.00%, 2002     250       275
                                         York County School District, Gen. Oblg., 7.00%, 2004      460       524
                                         ---------------------------------------------------------------------------
                                                                                                             799
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.2%                           Health Facilities Auth., Franciscan Sisters Health Care
                                           Corp. Proj., Rev., 6.25%, 2002                          350       378
                                         McHenry and Lake County School District Number 15,
                                           Certificates of Participation, Rev., 6.125%, 2003        85        93
                                         McHenry and Lake County School District Number 118,
                                           School Improvements, Gen. Oblg., zero coupon, 2011      500       265
                                         ---------------------------------------------------------------------------
                                                                                                             736
--------------------------------------------------------------------------------------------------------------------
ARIZONA--3.1%                            Phoenix Civic Improvement Corp., Water System Rev.,
                                           6.375%, 2005                                            495       557
                                         State University Board of Regents, Rev., 6.50%, 2001       85        91
                                         Transportation Board, Highway Rev., 6.10%, 2002            70        75
                                         ---------------------------------------------------------------------------
                                                                                                             723
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.9%                           Muskogee County, Gen. Oblg., 6.00%, 2001                   10        11
                                         Valley View Hospital Auth., Rev., 5.75%, 2006             350       368
                                         Woodard Municipal Auth., Hospital, Rev., 5.60%, 2004      270       286
                                         ---------------------------------------------------------------------------
                                                                                                             665
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.5%                         Middlesex County Utility Auth., Solid Waste System,
                                           Rev., 6.10%, 2001                                       300       321
                                         Transportation Auth., Rev., 6.50%, 2011                   225       265
                                         ---------------------------------------------------------------------------
                                                                                                             586
--------------------------------------------------------------------------------------------------------------------
MISSOURI--2.3%                           State Health & Education Facilities Auth., Lake of the
                                           Ozarks, General Hospital Rev., 5.50% and 6.00%, 2001
                                           and 2006                                                500       525
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%                           Lexington-Fayette Urban County, University of Kentucky
                                           Alumni Association, Commonwealth Library Proj., Rev.,
                                           6.50%, 2009                                             300       340
                                         University of Kentucky, Consolidated Educational
                                           Building, Rev., 6.00%, 1999                              70        72
                                         ---------------------------------------------------------------------------
                                                                                                             412
--------------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.6%                        Bank and Finance Agcy., Affordable Housing, Single
                                           Family Mortgage Rev., 5.90%, 2010                       245       256
                                         Commonwealth of Puerto Rico, Gen. Oblg.,
                                           zero coupon, 2017                                       300       114
                                         ---------------------------------------------------------------------------
                                                                                                             370

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                           ISSUER                                          PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%                             Clark County, Motor Vehicle Fuel Tax Rev., 5.625%, 2002  $ 70   $    74
                                         State, Gen. Oblg., 5.90%, 2001                            250       263
                                         ---------------------------------------------------------------------------
                                                                                                             337
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.4%                      Bay Transportation Auth., Rev., 6.50%, 2004                 5         6
                                         Gen. Oblg., Rev., 6.25%, 2003                             250       273
                                         Water Pollution Abatement Trust, SESD Loan Program,
                                           Rev., 6.20%, 2010                                        45        49
                                         ---------------------------------------------------------------------------
                                                                                                             328
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.4%                            Johnson County Hospital Association, Rev., 6.50%, 2002    300       326
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.4%                          State, Gen. Oblg., 7.00%, 2001                            300       325
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.4%                           North Little Rock, Electric System, Rev., 6.00% and
                                           6.15%, 2001 and 2003                                    295       321
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.2%               Redev. Land Agency, Sports Arena Special Tax, Rev.,
                                           5.625%, 2010                                            285       290
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAINE--1.2%                              Health and Higher Education Facilities Auth., Rev.,
                                           6.30% and 6.50%, 2004 and 2006                          260       289
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.2%                      Higher Education and Health Facilities Auth.,
                                           Havenwood-Heritage Heights Issue, Rev., 7.10%, 2006     250       267
                                         ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATES LESS THAN ONE                     AK, Student Loan, Gen. Oblg., 5.55%, 2010                 200       209
PERCENT--3.5%
                                         CT, State, Gen. Oblg. 5.95%, 2000                           5         5
                                         FL, Broward County School District, Gen. Oblg.,
                                           6.00%, 2004                                              70        75
                                         FL, Department of Natural Resources, Preservation 2000,
                                           Rev., 6.20%, 1999                                        80        82
                                         FL, Hillsborough County Aviation Auth., Tampa
                                           International Airport, Rev., 6.90%, 2011                  5         5
                                         GA, Atlanta International Airport, Rev., 6.50%, 2013       70        75
                                         HI, State, Gen. Oblg., 7.25%, 2000                        145       157
                                         MD, Howard County, Consolidated Public Improvement,
                                           Gen. Oblg., 6.90%, 1999                                  70        73
                                         NE, Public Power District, Nuclear Facility, Rev.,
                                           5.70%, 2004                                              50        53
                                         WA, Tacoma, Electric System, Rev., 5.80%, 2004             70        75
                                         ---------------------------------------------------------------------------
                                                                                                             809
                                         ---------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--85.9%                         19,909
                                         ===========================================================================
                                         TOTAL MUNICIPAL OBLIGATIONS--96.1%
                                         (Cost: $20,966)                                                  22,275
                                         ---------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT                           VALUE
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--3.60% to 3.90%
INSTRUMENTS--2.1%
                                         Due--April, 1998
                                         (Cost: $500)                                             $500   $   500
                                         ---------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--98.2%
                                         (Cost: $21,466)                                                  22,775
                                         ---------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS LIABILITIES--1.8%                       406
                                         ---------------------------------------------------------------------------
                                         NET ASSETS--100%                                                $23,181
                                         ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $21,466,000 for federal income tax purposes at March 31, 1998, the gross unrealized appreciation was $1,314,000, the gross unrealized depreciation was $5,000 and the net unrealized appreciation on investments was $1,309,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998 (UNAUDITED)
(IN THOUSANDS)

                                                                            INTERMEDIATE
                                                              MUNICIPAL      MUNICIPAL
                                                                 FUND           FUND
----------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------
Investments, at value
(Cost: $2,944,885 and $21,466)                                $3,174,960       22,775
----------------------------------------------------------------------------------------
Cash                                                                 848           94
----------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   497           --
----------------------------------------------------------------------------------------
  Investments sold                                                33,226           --
----------------------------------------------------------------------------------------
  Interest                                                        46,325          366
----------------------------------------------------------------------------------------
    TOTAL ASSETS                                               3,255,856       23,235
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------

Payable for:
  Dividends                                                        2,627           18
----------------------------------------------------------------------------------------
  Fund shares redeemed                                             3,135            7
----------------------------------------------------------------------------------------
  Investments purchased                                           68,614           --
----------------------------------------------------------------------------------------
  Management fee                                                   1,071           10
----------------------------------------------------------------------------------------
  Administrative services fee                                        483            4
----------------------------------------------------------------------------------------
  Distribution services fee                                           44            7
----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              12            1
----------------------------------------------------------------------------------------
  Trustees' fees and other                                           131            7
----------------------------------------------------------------------------------------
    Total liabilities                                             76,117           54
----------------------------------------------------------------------------------------
NET ASSETS                                                    $3,179,739       23,181
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
----------------------------------------------------------------------------------------

Paid-in capital                                               $2,949,489       21,933
----------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                  175          (61)
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                       230,075        1,309
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $3,179,739       23,181
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
 THE PRICING OF SHARES
----------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $3,105,365          17,536
----------------------------------------------------------------------------------------
  Shares outstanding                                             298,494           1,691
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets (divided by) shares outstanding)                    $10.40           10.37
----------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                         $10.89           10.66
----------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                    $68,076           4,885
----------------------------------------------------------------------------------------
  Shares outstanding                                               6,560             471
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets (divided by) shares outstanding)                    $10.38           10.37
----------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $6,201             760
----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

  Shares outstanding                                                 595              73
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets (divided by) shares outstanding)                    $10.41           10.37
----------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                        $97              --
----------------------------------------------------------------------------------------
  Shares outstanding                                                  10              --
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets (divided by) shares outstanding)                    $10.40              --
----------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)
(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                              MUNICIPAL        MUNICIPAL
                                                                FUND              FUND
------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------------------------
Interest income                                               $ 91,453             602
------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                 6,660              62
------------------------------------------------------------------------------------------
  Administrative services fee                                    2,799              25
------------------------------------------------------------------------------------------
  Distribution services fee                                        268              20
------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           912               9
------------------------------------------------------------------------------------------
  Professional fees                                                 38              --
------------------------------------------------------------------------------------------
  Reports to shareholders                                          273               3
------------------------------------------------------------------------------------------
  Trustees' fees and other                                          47              11
------------------------------------------------------------------------------------------
    Total expenses                                              10,997             130
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           80,456             472
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                            29,902              64
------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                   (1,570)             (1)
------------------------------------------------------------------------------------------
Net realized gain                                               28,332              63
------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments            21,960             201
------------------------------------------------------------------------------------------
Net gain on investments                                         50,292             264
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $130,748             736
------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 1997

(IN THOUSANDS)

                                                                                        INTERMEDIATE
                                                        MUNICIPAL FUND                 MUNICIPAL FUND
                                                 ----------------------------       ---------------------
                                                    1998              1997           1998           1997
---------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
  Net investment income                          $   80,456           171,592          472            927
---------------------------------------------------------------------------------------------------------
  Net realized gain                                  28,332            66,635           63            139
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation              21,960            47,959          201            479
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                          130,748           286,186          736          1,545
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income           (80,456)         (171,592)        (472)          (927)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               (66,970)          (25,654)        (140)           (73)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                    (147,426)         (197,246)        (612)        (1,000)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                        (19,804)         (194,265)       1,168           (557)
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (36,482)         (105,325)       1,292            (12)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------

Beginning of period                               3,216,221         3,321,546       21,889         21,901
---------------------------------------------------------------------------------------------------------
END OF PERIOD                                    $3,179,739         3,216,221       23,181         21,889
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND The Kemper National Tax-Free Income Series (the Trust) is an open-end, management investment company comprised of Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Municipal Bond Fund (Intermediate Municipal Fund), collectively (the Funds). The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing each Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended March 31, 1998.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds'
                             Board of Trustees and by the Funds' shareholders.
                             The new management agreement, which was effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

                             MANAGEMENT AGREEMENT. Each fund has a management agreement with Scudder Kemper. The Municipal Fund pays a fee at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $6,660,000 for the six months ended March 31, 1998.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $62,000 for the six months ended March 31, 1998.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of the Trust's Class A shares are as follows:

                                                                                           COMMISSIONS
                                                                         COMMISSIONS      ALLOWED BY KDI
                                                                       RETAINED BY KDI       TO FIRMS
                                                                      -----------------   --------------
                             Six months ended March 31, 1998              $146,000           827,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:

                                                                             DISTRIBUTION FEES      COMMISSIONS AND
                                                                                 AND CDSC          DISTRIBUTION FEES
                                                                              RECEIVED BY KDI     PAID BY KDI TO FIRMS
                                                                             -----------------   ----------------------
                                         Six months ended March 31, 1998         $335,000               379,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                                    ASF PAID BY KDI
                                                                           ASF PAID BY THE   -----------------------------
                                                                            TRUST TO KDI     TO ALL FIRMS    TO AFFILIATES
                                                                           ---------------   -------------   -------------
                                         Six months ended March 31, 1998     $2,824,000        2,839,000         9,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the KSvC is Trust's transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $803,000 for the six months ended March 31, 1998.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the six months ended March 31, 1998, the Trust made no direct payments to its officers and incurred trustees' fees of $26,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT              For the six months ended March 31, 1998, investment
     TRANSACTIONS            transactions (excluding short-term instruments) are
                             as follows (in thousands):

                                                                                        INTERMEDIATE
                                                                      MUNICIPAL FUND   MUNICIPAL FUND
                                                                      --------------   --------------
                             Purchases                                  $1,013,214          3,571
                             Proceeds from sales                           991,519          2,243

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS        The following tables summarize the activity in
                         capital shares of the Funds (in thousands):


                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                  MARCH 31, 1998                  SEPTEMBER 30, 1997
                                             MUNICIPAL        -----------------------           -----------------------
                                               FUND           SHARES         AMOUNT             SHARES         AMOUNT
                                      ----------------------------------------------------------------------------------
                                      SHARES SOLD
                                      ----------------------------------------------------------------------------------
                                        Class A                32,902       $ 345,349            36,543       $ 376,175
                                      ----------------------------------------------------------------------------------
                                        Class B                 1,092          11,424             2,441          24,932
                                      ----------------------------------------------------------------------------------
                                        Class C                 1,299          13,618               412           4,246
                                      ----------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                 9,607          99,396            13,029         133,574
                                      ----------------------------------------------------------------------------------
                                        Class B                   183           1,888               176           1,799
                                      ----------------------------------------------------------------------------------
                                        Class C                    20             210                18             182
                                      ----------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------
                                       SHARES REDEEMED
                                      ----------------------------------------------------------------------------------
                                        Class A               (45,271)       (474,394)          (70,404)       (723,896)
                                      ----------------------------------------------------------------------------------
                                        Class B                  (387)         (4,039)             (836)         (8,563)
                                      ----------------------------------------------------------------------------------
                                        Class C                (1,243)        (13,046)             (263)         (2,714)
                                      ----------------------------------------------------------------------------------
                                        Class I                   (20)           (210)               --              --
                                      ----------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------
                                       CONVERSION OF SHARES
                                      ----------------------------------------------------------------------------------
                                        Class A                   206           2,156               169           1,742
                                      ----------------------------------------------------------------------------------
                                        Class B                  (206)         (2,156)             (169)         (1,742)
                                      ----------------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $ (19,804)                        $(194,265)
                                      ----------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                        MARCH 31, 1998               SEPTEMBER 30, 1997
                                  INTERMEDIATE       --------------------           --------------------
                                 MUNICIPAL FUND      SHARES       AMOUNT            SHARES       AMOUNT
                             ---------------------------------------------------------------------------
                              SHARES SOLD
                             ---------------------------------------------------------------------------
                              Class A                  181        $1,879              503        $ 5,105
                             ---------------------------------------------------------------------------
                              Class B                   69           712              104          1,058
                             ---------------------------------------------------------------------------
                              Class C                   27           276               35            355
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             ---------------------------------------------------------------------------
                              Class A                   32           336               51            512
                             ---------------------------------------------------------------------------
                              Class B                    7            72               10            109
                             ---------------------------------------------------------------------------
                              Class C                    1            10                2             24
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES REDEEMED
                             ---------------------------------------------------------------------------
                              Class A                 (142)       (1,479)            (623)        (6,324)
                             ---------------------------------------------------------------------------
                              Class B                  (37)         (383)            (101)        (1,028)
                             ---------------------------------------------------------------------------
                              Class C                  (25)         (255)             (36)          (368)
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              CONVERSION OF SHARES
                             ---------------------------------------------------------------------------
                              Class A                   11           112                1             10
                             ---------------------------------------------------------------------------
                              Class B                  (11)         (112)              (1)           (10)
                             ---------------------------------------------------------------------------
                              NET INCREASE
                              (DECREASE) FROM
                              CAPITAL SHARE
                              TRANSACTIONS                        $1,168                         $  (557)
                             ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Municipal Fund has entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At March 31, 1998, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $530,570. The Fund also has liquid assets in excess of the face amount of open futures contracts. At March 31, 1998 the Fund had the following futures contracts open:

                                                         FACE                     EXPIRATION      LOSS AT
                                      TYPE              AMOUNT      POSITION        MONTH         3/31/98
                             -----------------------------------------------------------------------------

                             U.S. Treasury Note       $63,986,000    Long         Jun. '98        $494,000
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          ------------------------------------------
                                                                CLASS A
                                          ------------------------------------------
                                          SIX MONTHS
                                            ENDED        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31,    -----------------------------
             MUNICIPAL FUND                  1998      1997    1996    1995    1994
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.46     10.18   10.15    9.69   10.95
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .26       .54     .55     .55     .55
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .16       .36     .06     .50    (.92)
------------------------------------------------------------------------------------
Total from investment operations               .42       .90     .61    1.05    (.37)
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .26       .54     .55     .55     .56
------------------------------------------------------------------------------------
  Distribution from net realized gain          .22       .08     .03     .04     .33
------------------------------------------------------------------------------------
Total dividends                                .48       .62     .58     .59     .89
------------------------------------------------------------------------------------
Net asset value, end of period              $10.40     10.46   10.18   10.15    9.69
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 4.11%     9.15    6.00   11.15   (3.67)
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses                                       .66%      .68     .66     .66     .60
------------------------------------------------------------------------------------
Net investment income                         5.05%     5.29    5.35    5.63    5.42
------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ------------------------------------------------------
                                                                CLASS B
                                           ------------------------------------------------------
                                           SIX MONTHS   YEAR ENDED SEPTEMBER       MAY 31
                                             ENDED               30,                 TO
                                           MARCH 31,    ---------------------   SEPTEMBER 30,
             MUNICIPAL FUND                   1998      1997    1996    1995        1994
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.44     10.15   10.13    9.67        9.95
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .22       .45     .46     .46         .14
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .16       .37     .05     .50        (.26)
-------------------------------------------------------------------------------------------------
Total from investment operations                .38       .82     .51     .96        (.12)
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .22       .45     .46     .46         .16
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain           .22       .08     .03     .04          --
-------------------------------------------------------------------------------------------------
Total dividends                                 .44       .53     .49     .50         .16
-------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.38     10.44   10.15   10.13        9.67
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  3.67%     8.32    4.97   10.17       (1.24)
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses                                       1.53%     1.55    1.54    1.55        1.56
-------------------------------------------------------------------------------------------------
Net investment income                          4.18%     4.42    4.47    4.74        4.55
-------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                ----------------------------------------------    ---------------------------------------
                                                    CLASS C                                       CLASS I
                                ----------------------------------------------    ---------------------------------------
                                SIX MONTHS       YEAR ENDED                       SIX MONTHS
                                  ENDED         SEPTEMBER 30,       MAY 31 TO       ENDED      YEAR ENDED     APRIL 19 TO
                                MARCH 31,    -------------------  SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,  SEPTEMBER 30,
        MUNICIPAL FUND             1998      1997   1996   1995       1994           1998         1997           1996
-------------------------------------------------------------------------------   ----------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------   ----------------------------------------
Net asset value, beginning of
period                            $10.47     10.18  10.16   9.69      9.95          10.46         10.18          10.11
-------------------------------------------------------------------------------   ----------------------------------------
Income from investment
operations:
  Net investment income              .22       .46    .46    .47       .16            .26           .55            .24
-------------------------------------------------------------------------------   ----------------------------------------
  Net realized and unrealized
  gain (loss)                        .16       .37    .05    .51      (.26)           .16           .36            .07
-------------------------------------------------------------------------------   ----------------------------------------
Total from investment
operations                           .38       .83    .51    .98      (.10)           .42           .91            .31
-------------------------------------------------------------------------------   ----------------------------------------
Less dividends:
  Distribution from net
  investment income                  .22       .46    .46    .47       .16            .26           .55            .24
-------------------------------------------------------------------------------   ----------------------------------------
  Distribution from net
  realized gain                      .22       .08    .03    .04        --            .22           .08             --
-------------------------------------------------------------------------------   ----------------------------------------
Total dividends                      .44       .54    .49    .51       .16            .48           .63            .24
-------------------------------------------------------------------------------   ----------------------------------------
Net asset value, end of period    $10.41     10.47  10.18  10.16      9.69          10.40         10.46          10.18
-------------------------------------------------------------------------------   --------------------------------------
TOTAL RETURN (NOT ANNUALIZED)       3.66%     8.34   4.99  10.32     (1.03)          4.13          9.27           3.10
-------------------------------------------------------------------------------   ----------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------   ----------------------------------------
Expenses                            1.51%     1.53   1.51   1.51      1.53            .59           .58            .56
-------------------------------------------------------------------------------   ----------------------------------------
Net investment income               4.20%     4.44   4.50   4.78      4.56           5.12          5.39           5.60
-------------------------------------------------------------------------------   ----------------------------------------

---------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                   YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31,     ------------------------------------------------
                                                          1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)               $3,179,739    3,216,221    3,321,546    3,510,648    3,716,997
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                           60%          77           97           86           50
---------------------------------------------------------------------------------------------------------------------

NOTES FOR ALL FUNDS:

Total return does not reflect the effect of any sales charges. Data for the period ended March 31, 1998 is unaudited.

FINANCIAL HIGHLIGHTS

                                              -------------------------------------------
                                                                 CLASS A
                                              -------------------------------------------
                                              SIX MONTHS     YEAR ENDED       NOVEMBER 1,
                                                ENDED      SEPTEMBER 30,        1994 TO
                                              MARCH 31,    --------------    SEPTEMBER 30,
         INTERMEDIATE MUNICIPAL FUND             1998       1997    1996          1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period            $10.31      10.06   10.18         9.50
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .23        .46     .46          .45
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          .13        .29    (.04)         .68
--------------------------------------------------------------------------------------------
Total from investment operations                   .36        .75     .42         1.13
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          .23        .46     .46          .45
--------------------------------------------------------------------------------------------
  Distribution from net realized gain              .07        .04     .08           --
--------------------------------------------------------------------------------------------
Total dividends                                    .30        .50     .54          .45
--------------------------------------------------------------------------------------------
Net asset value, end of period                  $10.37      10.31   10.06        10.18
--------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     3.44%      7.62    4.15        12.08
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                      .96%       .96     .92          .55
--------------------------------------------------------------------------------------------
Net investment income                             4.39%      4.55    4.45         5.00
--------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses                                           .96%       .96    1.04         1.05
--------------------------------------------------------------------------------------------
Net investment income                             4.39%      4.55    4.33         4.50
--------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       ----------------------------------------------
                                                                          CLASS B
                                                       ----------------------------------------------
                                                                      YEAR ENDED
                                                       SIX MONTHS   SEPTEMBER 30,      NOVEMBER 1,
                                                         ENDED      --------------       1994 TO
                                                       MARCH 31,                      SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                               1998       1997    1996          1995
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.31      10.06   10.18         9.50
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     .19        .38     .38          .36
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                   .13        .29    (.04)         .68
-----------------------------------------------------------------------------------------------------
Total from investment operations                            .32        .67     .34         1.04
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                   .19        .38     .38          .36
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                       .07        .04     .08           --
-----------------------------------------------------------------------------------------------------
Total dividends                                             .26        .42     .46          .36
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.37      10.31   10.06        10.18
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                              3.04%      6.78    3.34        11.13
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                              1.75%      1.76    1.71         1.42
-----------------------------------------------------------------------------------------------------
Net investment income                                      3.60%      3.75    3.66         4.13
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                   1.75%      1.76    1.83         1.92
-----------------------------------------------------------------------------------------------------
Net investment income                                      3.60%      3.75    3.54         3.63
-----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------
                                                               CLASS C
                                           --------------------------------------------
                                           SIX MONTHS      YEAR ENDED      NOVEMBER 1
                                              ENDED      SEPTEMBER 30,       1994 TO
                                            MARCH 31,    --------------   SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND            1998        1997    1996        1995
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.31       10.06   10.19        9.50
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .19         .39     .38         .38
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .13         .29    (.05)        .69
-------------------------------------------------------------------------------------------
Total from investment operations                .32         .68     .33        1.07
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .19         .39     .38         .38
-------------------------------------------------------------------------------------------
  Distribution from net realized gain           .07         .04     .08          --
-------------------------------------------------------------------------------------------
Total dividends                                 .26         .43     .46         .38
-------------------------------------------------------------------------------------------
Net asset value, end of period               $10.37       10.31   10.06       10.19
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  3.08%       6.77    3.26       11.43
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                  1.73%       1.73    1.65        1.28
-------------------------------------------------------------------------------------------
Net investment income                          3.62%       3.78    3.72        4.27
-------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses                                       1.73%       1.73    1.77        1.78
-------------------------------------------------------------------------------------------
Net investment income                          3.62%       3.78    3.60        3.77
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR ENDED         NOVEMBER 1
                                             ENDED         SEPTEMBER 30,         1994 TO
                                           MARCH 31,    -------------------   SEPTEMBER 30,
                                              1998       1997         1996        1995
-------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                  $23,181      21,889      21,901      16,169
-------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             21%         80          80          60
-------------------------------------------------------------------------------------------

NOTE FOR INTERMEDIATE MUNICIPAL FUND:

The investment manager agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994 through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

TRUSTEES & OFFICERS

TRUSTEES                    OFFICERS

DANIEL PIERCE                                            ROBERT C. PECK, JR.
President and Trustee                                    Vice President

DAVID W. BELIN              MARK S. CASADY               KATHRYN L. QUIRK
Trustee                     President                    Vice President

LEWIS A. BURNHAM            PHILIP J. COLLORA            LINDA J. WONDRACK
Trustee                     Vice President,              Vice President
                            Secretary and Treasurer
DONALD L. DUNAWAY                                        JOHN R. HEBBLE
Trustee                     JERALD K. HARTMAN            Assistant Treasurer
                            Vice President
ROBERT B. HOFFMAN                                        MAUREEN E. KANE
Trustee                     THOMAS W. LITTAUER           Assistant Secretary
                            Vice President
DONALD R. JONES                                          CAROLINE PEARSON
Trustee                     ANN M. MCCREARY              Assistant Secretary
                            Vice President
SHIRLEY D. PETERSON                                      ELIZABETH C. WERTH
Trustee                     CHRISTOPHER J. MIER          Assistant Secretary
                            Vice President
WILLIAM P. SOMMERS
Trustee                     M. ASHTON PATTON
                            Vice President
EDMOND D. VILLANI
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER                KEMPER SERVICE COMPANY
SERVICE AGENT              P.O. Box 419557
                           Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND              INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT             801 Pennsylvania
                           Kansas City, MO 64105

--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER      KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)
Printed on recycled paper in the U.S.A.

This report is not to be distributed
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Kemper Tax-Free Income Funds prospectus.

KNTIS - 3 (5/98) 1047050